Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 27, 2020
Document Effective Date	Apr. 27, 2020
Prospectus Date	Apr. 27, 2020
SYSTEMATIC CORE FUND | Growth & Income Fund
Prospectus:
Trading Symbol	VCGAX